Capital Lease Obligations (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2014
Interest expense associated with capital lease obligation			$ 4,679
Depreciation expense for equipment held under capital lease obligations	85,013	3,888	56,435	11,284
Equipment [Member]
Capital lease obligation					179,359
Annual interest on the capital lease obligation					15.80%
Capital lease obligation, repayment terms					36 months maturing on October 17, 2017
Depreciation expense for equipment held under capital lease obligations			9,964
Net book value of equipment held under capital lease obligations			$ 169,395